SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Segments [Line Items]
Total Assets	$ 719,249	$ 474,807
Total Liabilities	234,812	88,466
Capital expenditures	222,255	99,408
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Total Assets	114,745	125,456
Total Liabilities	43,896	44,916
Capital expenditures	22,876	24,631
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Total Assets	53,176	44,205
Total Liabilities	7,886	11,200
Capital expenditures	7,893	10,709
Terronera [Member]
Disclosure Of Segments [Line Items]
Total Assets	373,531	186,860
Total Liabilities	173,376	23,604
Capital expenditures	189,912	62,495
Exploration [Member]
Disclosure Of Segments [Line Items]
Total Assets	86,579	83,312
Total Liabilities	1,326	1,319
Capital expenditures	1,571	1,297
Corporate [Member]
Disclosure Of Segments [Line Items]
Total Assets	91,218	34,974
Total Liabilities	8,328	7,427
Capital expenditures	$ 3	$ 276